UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2004
                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                Harrold J. McComas
Address              c/o Foley & Lardner LLP
                     777 East Wisconsin Avenue
                     Milwaukee, Wisconsin 53202

Form 13F File Number:  28-4363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Harrold J. McComas
Title:               n/a
Phone:               (414) 297-5748

Signature, Place, and Date of Signing:

/s/ Harrold J. McComas         Milwaukee, Wisconsin                   4/2/2004
-------------------------------------------------------------------------------
[Signature]                       [City, State]                        [Date]


Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   Form 13F File Number                 Name
   28-3097                              Bank One Wisconsin Trust Company, N.A.
   28-2903                              Campbell Newman Asset Management, Inc.
   28-1526                              Fiduciary Management, Inc.
   28-6687                              U.S. Bancorp Asset Management, Inc.
   28-0274                              M&I Investment Management Corp.
   28-6695                              Northstar Capital Management, Inc.
   28-0290                              Northern Trust Corporation
   28-2353                              Scudder Kemper Investments
   28-1823                              Stein Roe & Farnham

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 24

Form 13F Information Table Value Total:              $ 73,716
                                                    (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                      Form 13F INFORMATION TABLE

--------------------- ---------- ----------- ----------- ------------------------- ----------- --------- ---------------------------
      Column 1        Column 2     Column 3   Column 4            Column 5          Column 6   Column 7          COLUMN 8
--------------------- ---------- ----------- ----------- ------------------------- ----------- --------- ---------------------------
                      Title                     Value     Shrs or    SH/     Put/   Investment    Other       Voting authority
   Name of issuer     of class    CUSIP       (x$1000)    prn amt    PRN     Call   Discretion  Managers  Sole     Shared      None
--------------------- ---------- ----------- ----------- -------- -------- ------- ----------- --------- ------- ---------- --------
BANC ONE CORP         COM        06423A 10 3 2,344,000     43,000     SH               OTHER                       43,000
--------------------- ---------- ----------- ----------- -------- -------- ------- ----------- --------- ------- ---------- --------
CITIGROUP, INC.       COM        172967101   2,507,000     48,500     SH               OTHER                       48,500
--------------------- ---------- ----------- ----------- -------- -------- ------- ----------- --------- ------- ---------- --------
COCA COLA CO          COM        191216 10 0 3,903,000     77,600     SH               OTHER                       77,600
--------------------- ---------- ----------- ----------- -------- -------- ------- ----------- --------- ------- ---------- --------
COLGATE PALMOLIVE CO  COM        194162 10 3 4,254,000     77,200     SH               OTHER                       77,200
--------------------- ---------- ----------- ----------- -------- -------- ------- ----------- --------- ------- ---------- --------
FEDERAL NATIONAL
MORTGAGE              COM        313586 10 9 2,379,000     32,000     SH               OTHER                       32,000
--------------------- ---------- ----------- ----------- -------- -------- ------- ----------- --------- ------- ---------- --------
GENERAL ELEC CO       COM        369604 10 3 7,981,000    261,500     SH               OTHER                      261,500
--------------------- ---------- ----------- ----------- -------- -------- ------- ----------- --------- ------- ---------- --------
GILLETTE CO           COM        365766 10 2 1,447,000     37,000     SH               OTHER                       37,000
--------------------- ---------- ----------- ----------- -------- -------- ------- ----------- --------- ------- ---------- --------
J.P.MORGAN CHASE &
CO.                   COM        46625H 10 0 3,049,000     72,680     SH               OTHER                       72,680
--------------------- ---------- ----------- ----------- -------- -------- ------- ----------- --------- ------- ---------- --------
JOHNSON & JOHNSON     COM        478160 10 4 5,031,000     99,200     SH               OTHER                       99,200
--------------------- ---------- ----------- ----------- -------- -------- ------- ----------- --------- ------- ---------- --------
KIMBERLY CLARK CORP   COM        494368 10 3 2,272,000     36,000     SH               OTHER                       36,000
--------------------- ---------- ----------- ----------- -------- -------- ------- ----------- --------- ------- ---------- --------
LOWES COS             COM        548661 10 7 3,396,000     60,500     SH               OTHER                       60,500
--------------------- ---------- ----------- ----------- -------- -------- ------- ----------- --------- ------- ---------- --------
MARSHALL & ILSLEY
CORP                  COM        571834 10 0 2,722,000     72,000     SH               OTHER                       72,000
--------------------- ---------- ----------- ----------- -------- -------- ------- ----------- --------- ------- ---------- --------
MERCK & CO            COM        589331 10 7 1,105,000     25,000     SH               OTHER                       25,000
--------------------- ---------- ----------- ----------- -------- -------- ------- ----------- --------- ------- ---------- --------
NORTHERN TR CORP      COM        665859 10 4 3,820,000     82,000     SH               OTHER                       82,000
--------------------- ---------- ----------- ----------- -------- -------- ------- ----------- --------- ------- ---------- --------
PFIZER INC            COM        717081 10 3 5,114,000    145,900     SH               OTHER                      145,900
--------------------- ---------- ----------- ----------- -------- -------- ------- ----------- --------- ------- ---------- --------
PROCTER & GAMBLE CO   COM        742718 10 9 5,485,000     52,300     SH               OTHER                       52,300
--------------------- ---------- ----------- ----------- -------- -------- ------- ----------- --------- ------- ---------- --------
ROYAL DUTCH PET CO    NEW  YORK
                      1.25 GLDR  780257 80 4   571,000     12,000     SH               OTHER                       12,000
--------------------- ---------- ----------- ----------- -------- -------- ------- ----------- --------- ------- ---------- --------
SCHERING PLOUGH CORP  COM        806605 10 1   162,000     10,000     SH               OTHER                       10,000
--------------------- ---------- ----------- ----------- -------- -------- ------- ----------- --------- ------- ---------- --------
TECO ENERGY           COM        872375 10 0   219,000     15,000     SH               OTHER                       15,000
--------------------- ---------- ----------- ----------- -------- -------- ------- ----------- --------- ------- ---------- --------
3 M COMPANY           COM        88579Y 10 1 4,699,000     57,400     SH               OTHER                       57,400
--------------------- ---------- ----------- ----------- -------- -------- ------- ----------- --------- ------- ---------- --------
TRIBUNE CO.           COM        896047 10 7 1,917,000     38,000     SH               OTHER                       38,000
--------------------- ---------- ----------- ----------- -------- -------- ------- ----------- --------- ------- ---------- --------
US BANCORP            COM        902973 30 4 2,267,000     82,000     SH               OTHER                       82,000
--------------------- ---------- ----------- ----------- -------- -------- ------- ----------- --------- ------- ---------- --------
UNITED PARCEL
SERVICE               COM        911312 10 6 3,520,000     50,400     SH               OTHER                       50,400
--------------------- ---------- ----------- ----------- -------- -------- ------- ----------- --------- ------- ---------- --------
WALGREEN CO.          COM        931422 10 9 3,552,000    107,800     SH               OTHER                      107,800
--------------------- ---------- ----------- ----------- -------- -------- ------- ----------- --------- ------- ---------- --------